PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                           STRONG ADVISOR EQUITY FUNDS
                               CLASSES A, B, AND C

                        STRONG ADVISOR COMMON STOCK FUND
                     STRONG ADVISOR ENDEAVOR LARGE CAP FUND
                            STRONG ADVISOR FOCUS FUND
                     STRONG ADVISOR INTERNATIONAL CORE FUND
                     STRONG ADVISOR LARGE COMPANY CORE FUND
                           STRONG ADVISOR SELECT FUND
                       STRONG ADVISOR SMALL CAP VALUE FUND
                         STRONG ADVISOR TECHNOLOGY FUND
                  STRONG ADVISOR U.S. SMALL/MID CAP GROWTH FUND
                         STRONG ADVISOR U.S. VALUE FUND
                    STRONG ADVISOR UTILITIES AND ENERGY FUND

                         STRONG RETIREMENT EQUITY FUNDS
                                     CLASS K

                     STRONG ADVISOR LARGE COMPANY CORE FUND
                         STRONG ADVISOR U.S. VALUE FUND
                           STRONG DIVIDEND INCOME FUND
                             STRONG ENTERPRISE FUND
                               STRONG GROWTH FUND
                          STRONG GROWTH AND INCOME FUND
                        STRONG LARGE COMPANY GROWTH FUND
                             STRONG OPPORTUNITY FUND

                               STRONG VALUE FUNDS
                                 INVESTOR CLASS

                           STRONG DIVIDEND INCOME FUND
                            STRONG DOW 30 VALUE FUND
                         STRONG MID CAP DISCIPLINED FUND
                           STRONG MULTI CAP VALUE FUND
                         STRONG SMALL COMPANY VALUE FUND
                         STRONG SMALL/MID CAP VALUE FUND
                           STRONG STRATEGIC VALUE FUND

        Supplement to the prospectuses dated May 1, 2004, as supplemented on May 28, 2004, and September 15, 2004.


STRONG ADVISOR UTILITIES AND ENERGY FUND
STRONG DIVIDEND INCOME FUND
Effective December 1, 2004, William A. Ferer, William H. Reaves, and Ronald J. Sorenson are the co-managers of the Funds. Their biographies can be found beginning on page 34 of the Strong Advisor Equity Funds prospectus, beginning on page 21 of the Strong Retirement Equity Funds prospectus, and beginning on page 19 of the Strong Value Funds prospectus.


           The date of this prospectus supplement is December 1, 2004.




RT47582 12-04                                               MDL1204/WH2524 12-04